CASH AND RESTRICTED CASH (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH AND RESTRICTED CASH
Cash	¥ 296,565,209	$ 45,450,607	¥ 164,118,081
Restricted cash	1,893,454	290,185	195,000
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 298,458,663	$ 45,740,791	¥ 164,313,081	$ 25,182,081	¥ 86,923,803	¥ 72,261,446